Organization and Principal Activities (Details) - TWD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Allotted ordinary shares		7,936,940
Converted shares		30,160,374
Weighted average number of ordinary shares outstanding, diluted	[1]	37,595,020	30,160,374	30,160,374
Reduction in additional paid-in capital (in New Dollars)		$ 66,658
Minimum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic				7,936,940
Weighted average number of ordinary shares outstanding, diluted			7,936,940
Maximum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic				30,160,374
Weighted average number of ordinary shares outstanding, diluted			30,160,374
Taiwan Color Optics Inc [Member]
Organization and Principal Activities [Line Items]
Equity interests		79.37%

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)